NOTES PAYABLE (Financing Agreement with Fast Pay Partners, LLC) (Details) - Financing Agreement [Member] - Fast Pay Partners, LLC [Member] - USD ($)	1 Months Ended
	Apr. 30, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Notes issued		$ 106,920
Percentage of accounts receivable pledged	80.00%
Maximum amount of advances pledged	$ 4,000,000
Concentration limitation on percentage of debt from any single customer	25.00%
Concentration limitation on percentage of debt from larger customer	30.00%